UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 24f-2
Expires:December 31, 2014
Annual Notice of Securities Sold
Estimated average burden
Pursuant to Rule 24f-2
hours per response. 2

1.Name and address of issuer:
AllianceBernstein Municipal Income Fund, Inc.
1345 Avenue of the Americas
New York, New York 10105
2.The name of each series of class of
securities for which this Form is filed
(If the Form is being filed for all
series and classes of the issuer,
check the box but do not list
series or classes):
x
Fund name:
3.Investment Company Act File Number:
811-04791
Securities Act File Number :
033-07812
4(a).Last Day of Fiscal Year for
which this Form is filed:
October 31, 2013
4(b).Check box if this Form is being
filed late (i.e., more than 90 calendar
days after the end of the issuer's fiscal
year).
4(c).Check box if this is the last time
the issuer will be filing this Form.
5.Calculation of registration fee:
(i)Aggregate sale price of securities
sold during the fiscal year
pursuant to section 24 (f):
$1,496,837,839
(ii)Aggregate sale price of securities
redeemed or repurchased during
the fiscal year:
$1,604,481,699
(iii)Aggregate price of securities
redeemed or repurchased during any
prior fiscal year ending no earlier
than October 11, 1995 that were not
previously used to reduce registration
fees payable to the Commission:
$-
(iv)Total available redemption credits
[add Items 5(ii) and 5(iii)]:
-$1,604,481,699
(v)Net Sales:
$-
(vi)Redemption credits available for use
in future years:
$(107,643,861)
(vii)Multiplier for determining
registration fee:
x	0.0001288
(viii)Registration Fee Due:
=$0.00
6.Prepaid Shares
If the response to Item 5(i) was
determined by deducting an amount
of securities that were registered
under the Securities Act of 1933
pursuant to rule 24e-2 as in
effect before October 11, 1997,
then report the amount of securities
(number of shares or other units)
deducted here:
-
If there is a number of shares
or other units that were registered
pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year
for which this form is filed that
are available for use by the issuer
in future fiscal years, then state
that number here:
-
7.Interest due -- if this Form is
being filed more than 90 days after
the end of the issuer's fiscal year:
+ $-
8.Total amount of the registration
fee due plus any interest due
[line 5(viii) plus line 7]:
$-
9.Date the registration fee and any
interest payment was sent to the Commission's lockbox depository:
Method of Delivery:
Wire Transfer
Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.
By (Signature and Title)*:
Phyllis J. Clarke, Controller
Date: January 23, 2014
Please print or type the name and title
of the signing officer below the signature.